Oasis Debt (Details) - USD ($)	Mar. 10, 2021	Jul. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 01, 2020
Related Party Transaction [Line Items]
Debt, Related Party			$ 0	$ 304,000
Shares, Issued					225,000	150,000	200,000	100,000
Debt Instrument, Fee Amount			118,000
Related party
Related Party Transaction [Line Items]
Proceeds from Issuance of Debt		$ 500,000
Related Party Transaction, Rate	8.00%	8.00%
Debt Instrument, Term	12 months	6 months
Debt, Related Party	$ 796,159	$ 615,000	$ 0
Shares, Issued		90,000	468,225
Share Price		$ 3.37
Debt Issuance Costs, Gross		$ 40,000
Debt Instrument, Fee Amount			$ 241,000